Cover	Nov. 25, 2019
Schedule of Capitalization, Equity [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 25, 2019
Current Fiscal Year End Date	--12-31
Entity File Number	1-11758
Entity Registrant Name	MORGAN STANLEY
Entity Central Index Key	0000895421
Entity Tax Identification Number	36-3145972
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1585 Broadway
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10036
City Area Code	(212)
Local Phone Number	761-4000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Class A [Member]
Schedule of Capitalization, Equity [Line Items]
Title of 12(b) Security	Common Stock, $0.01 par value
Trading Symbol	MS
Security Exchange Name	NYSE
Series A Preferred Stock [Member]
Schedule of Capitalization, Equity [Line Items]
Title of 12(b) Security	Non-Cumulative Preferred Stock, Series A, $0.01 par value
Trading Symbol	MS/PA
Security Exchange Name	NYSE
Series E Preferred Stock [Member]
Schedule of Capitalization, Equity [Line Items]
Title of 12(b) Security	Non-Cumulative Preferred Stock, Series E, $0.01 par value
Trading Symbol	MS/PE
Security Exchange Name	NYSE
Series F Preferred Stock [Member]
Schedule of Capitalization, Equity [Line Items]
Title of 12(b) Security	Non-Cumulative Preferred Stock, Series F, $0.01 par value
Trading Symbol	MS/PF
Security Exchange Name	NYSE
Series G Preferred Stock [Member]
Schedule of Capitalization, Equity [Line Items]
Title of 12(b) Security	Non-Cumulative Preferred Stock, Series G, $0.01 par value
Trading Symbol	MS/PG
Security Exchange Name	NYSE
M S Series I Preferred Stock [Member]
Schedule of Capitalization, Equity [Line Items]
Title of 12(b) Security	Non-Cumulative Preferred Stock, Series I, $0.01 par value
Trading Symbol	MS/PI
Security Exchange Name	NYSE
M S Series K Preferred Stock [Member]
Schedule of Capitalization, Equity [Line Items]
Title of 12(b) Security	Non-Cumulative Preferred Stock, Series K, $0.01 par value
Trading Symbol	MS/PK
Security Exchange Name	NYSE
M S Series L Preferred Stock [Member]
Schedule of Capitalization, Equity [Line Items]
Title of 12(b) Security	Non-Cumulative Preferred Stock, Series L, $0.01 par value
Trading Symbol	MS PrL
Security Exchange Name	NYSE
M S Global Medium Term Notes Series A Fixed Rate Step Up Senior Notes Due 2026of Morgan Stanley Finance L L C [Member]
Schedule of Capitalization, Equity [Line Items]
Title of 12(b) Security	Global Medium-Term Notes, Series A, Fixed Rate Step-Up Senior Notes Due 2026
Trading Symbol	MS/26C
Security Exchange Name	NYSE
M S Market Vectors E T Nsdue March 312020 [Member]
Schedule of Capitalization, Equity [Line Items]
Title of 12(b) Security	Market Vectors ETNs due March 31, 2020 (two issuances)
Trading Symbol	URR/DDR
Security Exchange Name	NYSEArca
M S Market Vectors E T Nsdue April 302020 [Member]
Schedule of Capitalization, Equity [Line Items]
Title of 12(b) Security	Market Vectors ETNs due April 30, 2020 (two issuances)
Trading Symbol	CNY/INR
Security Exchange Name	NYSEArca
M S Morgan Stanley Cushing M L P High Income Index E T Nsdue March 212031 [Member]
Schedule of Capitalization, Equity [Line Items]
Title of 12(b) Security	Morgan Stanley Cushing® MLP High Income Index ETNs due March 21, 2031
Trading Symbol	MLPY
Security Exchange Name	NYSEArca